INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ 675,075,375	$ 668,822,553	$ 663,272,878
Gross carrying amount
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	702,246,535	693,540,191
Cumulative amortization
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(27,171,160)	(24,717,638)
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	666,755,196	661,026,400	656,294,617
Distribution rights | Gross carrying amount
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	667,148,383	661,285,834
Distribution rights | Cumulative amortization
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(393,187)	(259,434)
Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	7,863,416	7,365,957	$ 6,507,343
Software | Gross carrying amount
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	34,347,843	31,526,159
Software | Cumulative amortization
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(26,484,427)	(24,160,202)
Others
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	456,763	430,196
Others | Gross carrying amount
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	750,309	728,198
Others | Cumulative amortization
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ (293,546)	$ (298,002)